Financial information by segment, Assets and liabilities by business sectors (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Contracted concessional assets	$ 9,100,548	$ 9,084,270
Investments carried under the equity method	57,648	55,784
Current financial investments	209,209	210,138
Cash and cash equivalents (project companies)	755,902	669,387	$ 589,392	$ 594,811
Total assets	10,610,198	10,492,339
Liabilities [Abstract]
Long-term and short-term project debt	5,533,760	5,475,208
Grants and other liabilities	1,676,199	1,636,060
Long-term and short-term corporate debt	657,321	643,083
Total liabilities	8,715,062	8,596,886
Equity	1,895,136	1,895,453	$ 1,940,894	$ 1,959,111
Total liabilities and equity	10,610,198	10,492,339
Renewable Energy [Member]
Assets [Abstract]
Contracted concessional assets	7,506,986	7,436,362
Investments carried under the equity method	12,249	12,419
Current financial investments	16,370	17,249
Cash and cash equivalents (project companies)	545,115	452,792
Total assets	8,080,720	7,918,822
Liabilities [Abstract]
Long-term and short-term project debt	4,261,465	4,162,596
Grants and other liabilities	1,673,605	1,635,508
Total liabilities	5,935,070	5,798,104
Efficient Natural Gas [Member]
Assets [Abstract]
Contracted concessional assets	619,079	660,387
Investments carried under the equity method	0	0
Current financial investments	111,347	116,430
Cash and cash equivalents (project companies)	29,268	39,064
Total assets	759,694	815,881
Liabilities [Abstract]
Long-term and short-term project debt	547,662	579,173
Grants and other liabilities	840	552
Total liabilities	548,502	579,725
Electric Transmission Lines [Member]
Assets [Abstract]
Contracted concessional assets	884,706	897,269
Investments carried under the equity method	0	0
Current financial investments	65,215	59,289
Cash and cash equivalents (project companies)	13,924	15,325
Total assets	963,845	971,883
Liabilities [Abstract]
Long-term and short-term project debt	690,346	698,346
Grants and other liabilities	978	0
Total liabilities	691,324	698,346
Water [Member]
Assets [Abstract]
Contracted concessional assets	89,777	90,252
Investments carried under the equity method	45,399	43,365
Current financial investments	14,867	14,577
Cash and cash equivalents (project companies)	16,176	13,681
Total assets	166,219	161,875
Liabilities [Abstract]
Long-term and short-term project debt	34,287	35,093
Grants and other liabilities	776	0
Total liabilities	35,063	35,093
Allocated [Member]
Assets [Abstract]
Contracted concessional assets	9,100,548	9,084,270
Investments carried under the equity method	57,648	55,784
Current financial investments	207,799	207,545
Cash and cash equivalents (project companies)	604,483	520,862
Total assets	9,970,478	9,868,461
Liabilities [Abstract]
Long-term and short-term project debt	5,533,760	5,475,208
Grants and other liabilities	1,676,199	1,636,060
Total liabilities	7,209,959	7,111,268
Unallocated [Member]
Assets [Abstract]
Other non-current assets	220,569	210,378
Other current assets (including cash and cash equivalents at holding company level)	419,151	413,500
Total assets	639,720	623,878
Liabilities [Abstract]
Long-term and short-term corporate debt	657,321	643,083
Other non-current liabilities	666,634	657,345
Other current liabilities	181,148	185,190
Total liabilities	1,505,103	1,485,618
Equity	1,895,136	1,895,453
Total liabilities and equity	$ 3,400,239	$ 3,381,071